PIA HIGH YIELD FUND
Schedule of Investments - February 28, 2023 (Unaudited)

Principal Amount/Shares			Value
	COMMON STOCKS	0.5%
	Building Materials	0.5%
2,996	Northwest Hardwoods (d) (e)		$239,680
	Total Common Stocks (cost $137,017)		239,680

	CORPORATE BONDS	94.7%
	Aerospace/Defense	1.6%
	F-Brasile SpA / F-Brasile US LLC
$700,000	7.375%, due 8/15/26 (a)		572,957
	Triumph Group, Inc.
250,000	9.00%, due 3/15/28 (a)		250,000
			822,957
	Appliances	1.0%
	WASH Multifamily Acquisition, Inc.
550,000	5.75%, due 4/15/26 (a)		512,207
	Auto Manufacturers	1.3%
	PM General Purchaser LLC
700,000	9.50%, due 10/1/28 (a)		640,077
	Auto Parts & Equipment	2.0%
	Dealer Tire LLC / DT Issuer LLC
575,000	8.00%, due 2/1/28 (a)		522,664
	Dornoch Debt Merger Sub, Inc.
650,000	6.625%, due 10/15/29 (a)		490,815
			1,013,479
	Building - Heavy Construction	1.5%
	Railworks Holdings LP / Railworks Rally, Inc.
811,000	8.25%, due 11/15/28 (a)		759,583
	Building & Construction	1.2%
	Brundage-Bone Concrete Pumping Holdings, Inc.
650,000	6.00%, due 2/1/26 (a)		604,992
	Building Materials	4.4%
	APi Group DE, Inc.
625,000	4.125%, due 7/15/29 (a)		538,034
	Eco Material Technologies, Inc.
625,000	7.875%, due 1/31/27 (a)		597,058
	MIWD Holdco II LLC / MIWD Finance Corp.
625,000	5.50%, due 2/1/30 (a)		508,258
	New Enterprise Stone & Lime Co, Inc.
100,000	5.25%, due 7/15/28 (a)		91,514
	SRM Escrow Issuer LLC
550,000	6.00%, due 11/1/28 (a)		488,766
			2,223,630
	Chemicals	1.0%
	Diamond BC BV
600,000	4.625%, due 10/1/29 (a)		491,940
	Chemicals - Diversified	2.7%
	Iris Holdings, Inc.
600,000	8.750% Cash or 9.50% PIK, due 2/15/26 (a) (c)		546,153
	Polar US Borrower LLC / Schenectady International Group, Inc.
850,000	6.75%, due 5/15/26 (a)		399,282
	SCIH Salt Holdings, Inc.
300,000	4.875%, due 5/1/28 (a)		259,680
215,000	6.625%, due 5/1/29 (a)		174,800
			1,379,915
	Chemicals - Plastics	1.1%
	Neon Holdings, Inc.
650,000	10.125%, due 4/1/26 (a)		584,084
	Chemicals - Specialty	4.6%
	Herens Holdco Sarl
750,000	4.75%, due 5/15/28 (a)		610,436
	SCIL IV LLC / SCIL USA Holdings LLC
650,000	5.375%, due 11/1/26 (a)		584,896
	SK Invictus Intermediate II Sarl
700,000	5.00%, due 10/30/29 (a)		557,711
	Unifrax Escrow Issuer Corp.
767,000	5.25%, due 9/30/28 (a)		595,901
			2,348,944
	Commercial Services	4.3%
	Alta Equipment Group, Inc.
550,000	5.625%, due 4/15/26 (a)		515,110
	CPI Acquisition, Inc.
600,000	8.625%, due 3/15/26 (a)		587,871
	NESCO Holdings II, Inc.
650,000	5.50%, due 4/15/29 (a)		579,982
	StoneMor, Inc.
700,000	8.50%, due 5/15/29 (a)		506,615
			2,189,578
	Consumer Services	1.1%
	Cimpress Plc
785,000	7.00%, due 6/15/26		582,706
	Containers - Paper/Plastic	0.8%
	LABL, Inc.
450,000	5.875%, due 11/1/28 (a)		390,656
	Containers and Packaging	0.3%
	Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc.
175,000	4.375%, due 10/15/28 (a)		150,144
	Diversifed Financial Services	1.1%
	VistaJet Malta Finance PLC / XO Management Holding, Inc.
625,000	6.375%, due 2/1/30 (a)		547,915
	Engineering & Construction	3.1%
	Arcosa, Inc.
600,000	4.375%, due 4/15/29 (a)		524,821
	Brand Energy & Infrastructure Services, Inc.
594,000	8.50%, due 7/15/25 (a)		497,656
	Promontoria Holding 264 BV
575,000	7.875%, due 3/1/27 (a)		553,711
			1,576,188
	Enterprise Software & Services	2.5%
	Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl
875,000	4.625%, due 5/1/28 (a)		710,866
	Rocket Software, Inc.
700,000	6.50%, due 2/15/29 (a)		573,706
			1,284,572
	Entertainment	2.0%
	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
775,000	5.875%, due 9/1/31 (a)		556,648
	Scientific Games Holdings LP/Scientific Games US FinCo, Inc.
542,000	6.625%, due 3/1/30 (a)		477,455
			1,034,103
	Finance - Commercial	1.1%
	Burford Capital Global Finance LLC
320,000	6.25%, due 4/15/28 (a)		280,345
350,000	6.875%, due 4/15/30 (a)		302,365
			582,710
	Financial Services	1.3%
	Arrow Bidco LLC
650,000	9.50%, due 3/15/24 (a)		649,765
	Food - Miscellaneous/Diversified	1.1%
	B&G Foods, Inc.
600,000	5.25%, due 4/1/25		540,812
	Food Service	1.1%
	TKC Holdings, Inc.
150,000	6.875%, due 5/15/28 (a)		122,820
700,000	10.50%, due 5/15/29 (a)		429,583
			552,403
	Forest and Paper Products Manufacturing	1.1%
	Mativ, Inc.
625,000	6.875%, due 10/1/26 (a)		576,519
	Healthcare - Services	2.8%
	Akumin Escrow, Inc.
650,000	7.50%, due 8/1/28 (a)		455,702
	Hadrian Merger Sub, Inc.
544,000	8.50%, due 5/1/26 (a)		447,108
	ModivCare Escrow Issuer, Inc.
625,000	5.00%, due 10/1/29 (a)		529,413
			1,432,223
	Household Products/Warehouse	1.0%
	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
575,000	5.00%, due 12/31/26 (a)		521,124
	Internet	1.2%
	Getty Images, Inc.
616,000	9.75%, due 3/1/27 (a)		612,686
	Machinery - Diversified	1.0%
	Husky III Holding Ltd.
468,000	13.00% Cash or 13.75% PIK, due 2/15/25 (a) (c)		431,730
	Titan Acquisition Ltd. / Titan Co-Borrower LLC
132,000	7.75%, due 4/15/26 (a)		120,307
			552,037
	Machinery - Farm	0.8%
	OT Merger Corp.
665,000	7.875%, due 10/15/29 (a)		399,964
	Machinery - Thermal Process	1.0%
	GrafTech Finance, Inc.
650,000	4.625%, due 12/15/28 (a)		531,424
	Machinery Manufacturing	1.7%
	JPW Industries Holding Corp.
790,000	9.00%, due 10/1/24 (a)		680,198
	MAI Holdings, Inc.
600,000	9.50%, due 6/1/23 (a) (d)		171,000
			851,198
	Manufactured Goods	2.3%
	FXI Holdings, Inc.
634,000	7.875%, due 11/1/24 (a)		564,897
	Park-Ohio Industries, Inc.
785,000	6.625%, due 4/15/27		599,217
			1,164,114
	Media	1.1%
	Univision Communications, Inc.
475,000	4.50%, due 5/1/29 (a)		401,060
150,000	7.375%, due 6/30/30 (a)		142,416
			543,476
	Metals and Mining	2.4%
	SunCoke Energy, Inc.
725,000	4.875%, due 6/30/29 (a)		615,584
	TMS International Corp.
750,000	6.25%, due 4/15/29 (a)		589,854
			1,205,438
	Office Automation & Equipment	2.5%
	Pitney Bowes, Inc.
750,000	6.875%, due 3/15/27 (a)		627,326
	Xerox Holdings Corp.
775,000	5.50%, due 8/15/28 (a)		651,813
			1,279,139
	Oil and Gas Drilling	0.6%
	Ensign Drilling, Inc.
300,000	9.25%, due 4/15/24 (a)		291,503
	Oil and Gas Services	5.0%
	Archrock Partners LP / Archrock Partners Finance Corp.
250,000	6.875%, due 4/1/27 (a)		242,770
	CSI Compressco LP / CSI Compressco Finance, Inc.
775,000	7.50%, due 4/1/25 (a)		717,948
	Enerflex Ltd.
445,000	9.00%, due 10/15/27 (a)		439,589
	USA Compression Partners LP/USA Compression Finance Corp.
315,000	6.875%, due 4/1/26		303,546
250,000	6.875%, due 9/1/27		237,035
	Welltec International ApS
600,000	8.25%, due 10/15/26 (a)		603,585
			2,544,473
	Paper	2.3%
	Clearwater Paper Corp.
750,000	4.75%, due 8/15/28 (a)		658,338
	Mercer International, Inc.
600,000	5.125%, due 2/1/29		493,389
			1,151,727
	Pipelines	9.8%
	Genesis Energy LP / Genesis Energy Finance Corp.
75,000	8.00%, due 1/15/27		73,332
675,000	7.75%, due 2/1/28		646,461
	Global Partners LP / GLP Finance Corp.
150,000	7.00%, due 8/1/27		143,393
416,000	6.875%, due 1/15/29		385,191
	ITT Holdings LLC
725,000	6.50%, due 8/1/29 (a)		596,918
	Martin Midstream Partners LP / Martin Midstream Finance Corp.
600,000	11.50%, due 2/15/28 (a)		592,683
	NGL Energy Operating LLC / NGL Energy Finance Corp.
700,000	7.50%, due 2/1/26 (a)		669,207
	Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
750,000	5.75%, due 4/15/25		647,760
625,000	8.50%, due 10/15/26 (a)		594,171
	TransMontaigne Partners LP/TLP Finance Corp.
750,000	6.125%, due 2/15/26		639,011
			4,988,127
	Publishing and Broadcasting	1.3%
	Salem Media Group, Inc.
675,000	6.75%, due 6/1/24 (a)		674,703
	Radio	3.7%
	Audacy Capital Corp.
700,000	6.75%, due 3/31/29 (a)		100,811
	Beasley Mezzanine Holdings LLC
810,000	8.625%, due 2/1/26 (a)		541,688
	Spanish Broadcasting System, Inc.
800,000	9.75%, due 3/1/26 (a)		592,808
	Urban One, Inc.
700,000	7.375%, due 2/1/28 (a)		625,516
			1,860,823
	REITs - Storage	1.0%
	Iron Mountain, Inc.
550,000	5.00%, due 7/15/28 (a)		499,026
	Rental Auto/Equipment	0.8%
	PROG Holdings, Inc.
500,000	6.00%, due 11/15/29 (a)		425,708
	Retail - Office Supplies	1.6%
	Staples, Inc.
500,000	7.50%, due 4/15/26 (a)		445,559
500,000	10.75%, due 4/15/27 (a)		383,453
			829,012
	Retail - Propane Distribution	1.1%
	Ferrellgas LP / Ferrellgas Finance Corp.
700,000	5.875%, due 4/1/29 (a)		571,540
	Tobacco Manufacturing	1.1%
	Vector Group Ltd.
625,000	5.75%, due 2/1/29 (a)		540,698
	Transport - Air Freight	1.1%
	Rand Parent LLC
600,000	8.50%, due 2/15/30 (a)		577,437
	Transportation Services	2.7%
	Bristow Group, Inc.
750,000	6.875%, due 3/1/28 (a)		706,703
	First Student Bidco, Inc. / First Transit Parent, Inc.
750,000	4.00%, due 7/31/29 (a)		641,734
			1,348,437
	Water	1.5%
	Solaris Midstream Holdings LLC
750,000	7.625%, due 4/1/26 (a)		741,441
	Total Corporate Bonds (cost $55,637,920)		48,177,357

	MONEY MARKET FUND	2.7%
1,373,894	Fidelity Institutional Money Market Government Portfolio - Class I, 4.46% (b)		1,373,894
	Total Money Market Fund (cost $1,373,894)		1,373,894

	Total Investments (cost $57,148,831)	97.9%	49,790,931
	Other Assets less Liabilities	2.1%	1,054,848
	TOTAL NET ASSETS	100.0%	$50,845,779

(a)	Security purchased within the terms of a private placement memorandum, exempt
	from registration under Rule 144A of the Securities Act of 1933, as amended, and
	may be sold only to dealers in the program or other "qualified institutional buyers."
	As of February 28, 2023, the value of these investments was $42,885,504 or 84.34% of total net assets.
(b)	Rate shown is the 7-day annualized yield as of February 28, 2023.
(c)	Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
(d)	Security valued at fair value using methods determined in good faith by or at the direction of the
	Fund's valuation designee. Value determined using significant unobservable inputs. As of
	February 28, 2023, the total value of fair valued securities was $410,680 or 0.81% of
	total net assets.
(e)	Non-income producing security.

PIA High Yield Fund
Summary of Fair Value Disclosure at February 28, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of February 28, 2023:

	Level 1	Level 2	Level 3	Total

Common Stocks	$-	$-	$239,680	$239,680
Fixed Income
Corporate Bonds	-	48,006,357	171,000	48,177,357
Total Fixed Income	-	48,006,357	171,000	48,177,357
Money Market Fund	1,373,894	-	-	1,373,894
Total Investments	$1,373,894	$48,006,357	$410,680	$49,790,931

Refer to the Fund’s schedule of investments for a detailed break-out of securities.

Level 3 Reconciliation Disclosure

	Investments in Securities, at Value
	Common Stocks	Corporate Bonds
Balance as of November 30, 2022	$239,680	$171,000
Accrued discounts/premiums	-	1,083
Realized gain/(loss)	-	-
Change in unrealized appreciation/(depreciation)	-	(1,083)
Purchases	-	-
Sales	-	-
Transfers in and/or out of Level 3	-	-
Balance as of February 28, 2023	$239,680	$171,000

The change in unrealized appreciation/(depreciation) for Level 3 securities still held at February 28, 2023, and still classified as Level 3 was $(1,083).